UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	April 30, 2011

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of April 30, 2011 are attached hereto.

Item 2.    Controls and Procedures.

(a)   Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: June 23, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: June 23, 2011

   /s/ James H. Andrews
By:  James H. Andrews, Treasurer

Date: June 23, 2011

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SCHEDULES OF INVESTMENTS
AS OF APRIL 30, 2011

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2011
(Unaudited)

Quantity		Market Value
	GOLD ASSETS — 19.01% of Total Net Assets
525,626 Troy Oz.	Gold bullion (a)	$817,873,524
1,100,000 Coins	One-ounce gold coins (a)	1,753,669,500

	Total Gold Assets (identified cost $1,711,205,006)	$2,571,543,024

	SILVER ASSETS — 6.62% of Total Net Assets
18,776,708 Troy Oz.	Silver bullion (a)	$883,097,170
379 Bags	Silver coins (a)	12,672,778

	Total Silver Assets (identified cost $275,653,612)	$895,769,948

Principal Amount
	SWISS FRANC ASSETS — 9.81% of Total Net Assets
CHF 575,687,081	Swiss francs in interest-bearing bank accounts	$664,190,460

CHF 90,000,000	2.500% Swiss Confederation Bonds, 03-12-16	$109,121,431
CHF 90,000,000	4.250% Swiss Confederation Bonds, 06-05-17	119,463,513
CHF 90,000,000	3.000% Swiss Confederation Bonds, 01-08-18	112,402,653
CHF 90,000,000	3.000% Swiss Confederation Bonds, 05-12-19	112,610,326
CHF 90,000,000	2.250% Swiss Confederation Bonds, 07-06-20	106,276,320
CHF 90,000,000	2.000% Swiss Confederation Bonds, 04-28-21	103,576,579

	Total Swiss Confederation bonds	$663,450,822

	Total Swiss Franc Assets (identified cost $1,219,899,907)	$1,327,641,282

Number of Shares
	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL RESOURCE COMPANIES — 14.68% of Total Net Assets

	NATURAL RESOURCES — 8.65% of Total Net Assets
700,000	Apache Corporation	$93,359,000
1,000,000	BHP Billiton, Ltd. (b)	101,240,000
1,700,000	BP, p.l.c. (b)	78,438,000
2,000,000	Cameco Corporation	58,960,000
700,000	Chevron Corporation	76,608,000
900,000	ConocoPhillips	71,037,000
900,000	Devon Energy Corporation	81,900,000
900,000	Exxon Mobil Corporation	79,200,000
1,500,000	Forest Oil Corporation (a)	53,865,000
2,000,000	Freeport-McMoRan Copper & Gold, Inc.	110,060,000
2,000,000	Patriot Coal Corporation (a)	50,360,000
1,500,000	Peabody Energy Corporation	100,230,000
1,700,000	Plains Exploration & Production Company (a)	64,668,000
300,000	Rio Tinto p.l.c (b)	21,963,000
2,000,000	Vale S.A. (b)	66,800,000
2,700,000	Weyerhaeuser Company	62,127,000

		$1,170,815,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2011
(Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 6.03% of Total Net Assets
1,500,000	AMB Property Corporation	$54,600,000
600,000	AvalonBay Communities, Inc.	75,966,000
700,000	Boston Properties, Inc.	73,171,000
1,000,000	BRE Properties, Inc. Class A	50,720,000
1,500,000	Corporate Office Properties Trust	52,815,000
1,000,000	Digital Realty Trust, Inc.	60,340,000
2,500,000	Duke Realty Corporation	38,125,000
1,500,000	Equity One, Inc.	29,730,000
800,000	Federal Realty Investment Trust	70,048,000
2,300,000	Kimco Realty Corporation	44,942,000
1,000,000	Pennsylvania Real Estate Investment Trust	15,790,000
3,000,000	Prologis	48,870,000
200,000	Texas Pacific Land Trust	9,500,000
2,000,000	UDR, Inc.	51,780,000
100,000	Urstadt Biddle Properties, Inc.	1,675,000
100,000	Urstadt Biddle Properties, Inc. Class A	1,968,000
900,000	Vornado Realty Trust	87,012,000
1,500,000	Washington Real Estate Investment Trust	48,600,000

		$815,652,000

	Total Stocks of United States and Foreign Real Estate and Natural Resource Companies (identified cost $1,535,780,745)	$1,986,467,000

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 14.81% of Total Net Assets

	CHEMICALS — 1.14% of Total Net Assets
600,000	Air Products & Chemicals, Inc.	$57,312,000
400,000	Chemtura Corporation (a)	7,672,000
1,200,000	Mosaic Company	89,832,000

		$154,816,000

	COMPUTER SOFTWARE — .62% of Total Net Assets
1,000,000	Autodesk, Inc. (a)	$44,980,000
2,000,000	Symantec Corporation (a)	39,300,000

		$84,280,000

	CONSTRUCTION — .71% of Total Net Assets
1,000,000	Fluor Corporation	$69,940,000
1,500,000	Ryland Group, Inc.	25,965,000

		$95,905,000

	DATA PROCESSING — .73% of Total Net Assets
1,000,000	Agilent Technologies, Inc. (a)	$49,910,000
1,200,000	Hewlett-Packard Company	48,444,000

		$98,354,000

	ELECTRICAL & ELECTRONICS — .56% of Total Net Assets
2,000,000	Intel Corporation	$46,380,000
2,500,000	Sanmina SCI Corporation (a)	29,300,000

		$75,680,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2011
(Unaudited)

Number of Shares		Market Value

	ENTERTAINMENT & LEISURE — 1.60% of Total Net Assets
800,000	CBS Corporation Class A	$20,280,000
1,000,000	Disney (Walt) Company	43,100,000
850,000	Viacom, Inc. Class A (a)	49,419,000
700,000	Wynn Resorts, Ltd. (a)	103,005,000

		$215,804,000

	FINANCIAL SERVICES — 1.71% of Total Net Assets
1,300,000	Bank of New York Mellon Corporation	$37,648,000
2,600,000	Janus Capital Group, Inc.	31,642,000
2,000,000	Morgan Stanley	52,300,000
2,200,000	Schwab (Charles) Corporation	40,282,000
1,500,000	State Street Corporation	69,825,000

		$231,697,000

	MANUFACTURING — 1.71% of Total Net Assets
1,200,000	Harley-Davidson, Inc.	$44,712,000
1,000,000	Illinois Tool Works, Inc.	58,410,000
1,600,000	Mattel, Inc.	42,752,000
172,000	NACCO Industries, Inc. Class A	18,099,560
8,000	NACCO Industries, Inc. Class B	841,840
700,000	Parker-Hannifin Corporation	66,024,000

		$230,839,400

	OIL & GAS — .67% of Total Net Assets
2,500,000	Frontier Oil Corporation	$69,850,000
3,000,000	Parker Drilling Company (a)	21,390,000

		$91,240,000

	PHARMACEUTICALS — 1.13% of Total Net Assets
900,000	Amgen, Inc. (a)	$51,165,000
1,000,000	Celgene Corporation (a)	58,880,000
1,100,000	Gilead Sciences, Inc. (a)	42,724,000

		$152,769,000

	RETAIL — .84% of Total Net Assets
600,000	Costco Wholesale Corporation	$48,552,000
1,500,000	Williams-Sonoma, Inc.	65,115,000

		$113,667,000

	TELECOMMUNICATIONS — .85% of Total Net Assets
1,500,000	Juniper Networks, Inc. (a)	$57,495,000
1,000,000	Qualcomm, Inc.	56,840,000

		$114,335,000

	TRANSPORTATION — 1.38% of Total Net Assets
800,000	Alexander & Baldwin, Inc.	$42,160,000
900,000	FedEx Corporation	86,103,000
1,000,000	Kansas City Southern (a)	58,110,000

		$186,373,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2011
(Unaudited)

Number of Shares		Market Value

	MISCELLANEOUS — 1.16% of Total Net Assets
800,000	Lockheed Martin Corporation	$63,400,000
1,000,000	Nucor Corporation	46,960,000
2,000,000	Temple-Inland, Inc.	47,060,000

		$157,420,000

	Total Aggressive Growth Stock Investments (identified cost $1,584,446,039)	$2,003,179,400

Principal Amount
	DOLLAR ASSETS — 33.10% of Total Net Assets

	CORPORATE BONDS — 4.19% of Total Net Assets
$10,250,000	4.650% 3M Company, 12-15-12	$10,924,585
16,824,000	5.150% Abbott Laboratories, 11-30-12	18,020,768
9,490,000	4.750% Berkshire Hathaway, Inc., 05-15-12	9,910,441
10,000,000	2.250% Blackrock, Inc., 12-10-12	10,222,530
20,000,000	1.875% Boeing Company, 11-20-12	20,389,790
9,018,000	5.200% Brown-Forman Corporation, 04-01-12	9,394,962
2,050,000	5.000% Campbell Soup Company, 12-03-12	2,189,069
12,500,000	8.500% Coca-Cola Enterprises, Inc., 02-01-12	13,253,055
13,615,000	4.750% ConocoPhillips, 10-15-12	14,425,134
30,270,000	5.300% Costco Wholesale Corporation, 03-15-12	31,589,172
2,825,000	8.600% Dayton Hudson Corporation, 01-15-12	2,988,662
30,483,000	4.700% Disney (Walt) Company, 12-01-12	32,415,703
12,150,000	1.800% General Dynamics Corporation, 07-15-11	12,188,215
20,000,000	5.250% General Electric Capital Corporation, 10-19-12	21,259,390
20,000,000	4.750% Golden West Financial Corporation, 10-01-12	21,028,132
20,000,000	5.450% Goldman Sachs Group, Inc., 11-01-12	21,245,307
15,217,000	4.250% Hewlett-Packard Company, 02-24-12	15,718,673
10,295,000	6.625% Hormel Foods Corporation, 06-01-11	10,344,109
20,000,000	4.750% International Business Machines Corporation, 11-29-12	21,295,488
2,712,000	5.150% Johnson & Johnson, 08-15-12	2,877,497
18,665,000	5.625% Kimberly Clark Corporation, 02-15-12	19,448,983
23,986,000	6.000% Lilly (Eli) & Company, 03-15-12	25,143,801
17,775,000	5.600% Lowe’s Companies, Inc., 09-15-12	18,969,821
12,660,000	1.875% Merck & Company, Inc., 06-30-11	12,694,183
3,780,000	7.375% Monsanto Company, 08-15-12	4,086,335
20,000,000	5.625% Morgan Stanley, 01-09-12	20,695,892
28,500,000	7.250% National Rural Utilities Cooperative Finance Corporation, 03-01-12	30,062,318
3,700,000	4.875% Nucor Corporation, 10-01-12	3,903,069
2,000,000	6.375% Paccar, Inc., 02-15-12	2,093,258
20,000,000	6.900% Pacificorp, 11-15-11	20,612,190
15,000,000	5.750% PepsiAmericas, Inc., 07-31-12	15,973,542
15,736,000	1.750% Praxair, Inc., 11-15-12	15,988,369
19,400,000	5.800% Prudential Financial, Inc., 06-15-12	20,408,451
5,300,000	2.150% Thermo Fisher Scientific, Inc., 12-28-12	5,404,057
27,250,000	4.500% United Parcel Service, Inc., 01-15-13	29,018,535
18,875,000	5.500% Wyeth, 03-15-13	20,500,525

		$566,684,011

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2011
(Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 28.34% of Total Net Assets
$125,000,000	United States Treasury bond strips (Principal only) 2.774%, 05-15-18 (c)	$102,958,985
125,000,000	United States Treasury bond strips (Principal only) 3.280%, 02-15-20 (c)	93,896,485
125,000,000	United States Treasury bonds 7.250%, 05-15-16	156,875,000
125,000,000	United States Treasury bonds 6.250%, 08-15-23	157,011,719
125,000,000	United States Treasury bonds 6.000%, 02-15-26	154,296,875
125,000,000	United States Treasury bonds 5.250%, 11-15-28	143,027,344
125,000,000	United States Treasury bonds 4.500%, 02-15-36	128,144,531
125,000,000	United States Treasury bonds 3.500%, 02-15-39	106,640,625
125,000,000	United States Treasury notes .875%, 05-31-11	125,079,376
125,000,000	United States Treasury notes 1.125%, 06-30-11	125,196,573
125,000,000	United States Treasury notes 4.625%, 08-31-11	126,860,356
125,000,000	United States Treasury notes 1.000%, 09-30-11	125,454,105
125,000,000	United States Treasury notes 1.000%, 10-31-11	125,532,228
125,000,000	United States Treasury notes .750%, 11-30-11	125,434,570
125,000,000	United States Treasury notes 1.000%, 12-31-11	125,688,476
125,000,000	United States Treasury notes .875%, 02-29-12	125,688,476
125,000,000	United States Treasury notes 1.000%, 03-31-12	125,864,258
125,000,000	United States Treasury notes 1.000%, 04-30-12	125,908,203
125,000,000	United States Treasury notes .750%, 05-31-12	125,615,235
125,000,000	United States Treasury notes .625%, 06-30-12	125,478,516
125,000,000	United States Treasury notes .375%, 08-31-12	125,068,360
125,000,000	United States Treasury notes .375%, 09-30-12	125,009,766
125,000,000	United States Treasury notes .375%, 10-31-12	124,951,172
125,000,000	United States Treasury notes 4.250%, 11-15-13	135,898,438
125,000,000	United States Treasury notes 2.375%, 10-31-14	129,726,563
125,000,000	United States Treasury notes 4.250%, 11-15-14	137,968,750
125,000,000	United States Treasury notes 1.250%, 09-30-15	122,539,062
125,000,000	United States Treasury notes 2.625%, 02-29-16	129,218,750
125,000,000	United States Treasury notes 2.250%, 11-30-17	122,675,781
125,000,000	United States Treasury notes 3.625%, 08-15-19	130,976,562

		$3,834,685,140
	REPURCHASE AGREEMENT — .57% of Total Net Assets
77,485,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 04-29-11, .010%, maturing 05-02-11, maturity value $77,485,637 (d)	$77,485,000

		$77,485,000

	Total Dollar Assets (identified cost $4,415,656,825)	$4,478,854,151

	Total Portfolio — 98.03% of total net assets (identified cost $10,742,642,134) (e)	$13,263,454,805
	Other assets, less liabilities (1.97% of total net assets)	265,996,381

	Net assets applicable to outstanding shares	$13,529,451,186

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of April 30, 2011.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE SHORT-TERM TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2011
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 99.29% of Total Net Assets
$7,000,000	United States Treasury notes .875%, 05-31-11	$7,004,445
6,000,000	United States Treasury notes 1.000%, 07-31-11	6,013,359
7,000,000	United States Treasury notes 1.000%, 08-31-11	7,021,055
6,000,000	United States Treasury notes 1.000%, 09-30-11	6,021,797
6,000,000	United States Treasury bills .019%, 06-30-11 (a)	5,999,814

	Total Portfolio — 99.29% of total net assets (identified cost $32,058,297) (b)	$32,060,470
	Other assets, less liabilities (.71% of total net assets)	228,901

	Net assets applicable to outstanding shares	$32,289,371

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2011
(Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 96.67% of Total Net Assets

	BEVERAGES — 9.18% of Total Net Assets
$500,000	8.500% Coca-Cola Enterprises, Inc., 02-01-12	$530,122
550,000	5.750% PepsiAmericas, Inc., 07-31-12	585,697

		$1,115,819

	CHEMICALS — 4.45% of Total Net Assets
500,000	7.375% Monsanto Company, 08-15-12	$540,521

		$540,521

	DATA PROCESSING — 4.25% of Total Net Assets
500,000	4.250% Hewlett-Packard Company, 02-24-12	$516,484

		$516,484

	ELECTRIC UTILITIES — 4.77% of Total Net Assets
550,000	7.250% National Rural Utilities Cooperative Finance Corporation, 03-01-12	$580,150

		$580,150

	ENTERTAINMENT & LEISURE — 4.37% of Total Net Assets
500,000	4.700% Disney (Walt) Company, 12-01-12	$531,701

		$531,701

	FINANCIAL SERVICES — 21.62% of Total Net Assets
500,000	4.750% Berkshire Hathaway, Inc., 05-15-12	$522,152
500,000	5.250% General Electric Capital Corporation, 10-19-12	531,484
500,000	5.450% Goldman Sachs Group, Inc., 11-01-12	531,132
500,000	5.625% Morgan Stanley, 01-09-12	517,397
500,000	5.800% Prudential Financial, Inc., 06-15-12	525,991

		$2,628,156

	FOOD PRODUCTS & PROCESSING — 4.39% of Total Net Assets
500,000	5.000% Campbell Soup Company, 12-03-12	$533,919

		$533,919

	MANUFACTURING — 8.50% of Total Net Assets
500,000	6.375% Paccar, Inc., 02-15-12	$523,315
500,000	2.150% Thermo Fisher Scientific, Inc., 12-28-12	509,817

		$1,033,132

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2011
(Unaudited)

Principal Amount		Market Value

	OIL & GAS — 4.36% of Total Net Assets
$500,000	4.750% ConocoPhillips, 10-15-12	$529,752

		$529,752

	PHARMACEUTICALS — 13.32% of Total Net Assets
500,000	6.000% Lilly (Eli) & Company, 03-15-12	$524,135
550,000	1.875% Merck & Company, Inc., 06-30-11	551,485
500,000	5.500% Wyeth, 03-15-13	543,060

		$1,618,680

	RETAIL — 8.74% of Total Net Assets
500,000	8.600% Dayton Hudson Corporation, 01-15-12	$528,967
500,000	5.600% Lowe’s Companies, Inc., 09-15-12	533,610

		$1,062,577

	TRANSPORTATION — 4.38% of Total Net Assets
500,000	4.500% United Parcel Service, Inc., 01-15-13	$532,450

		$532,450

	MISCELLANEOUS — 4.34% of Total Net Assets
500,000	4.875% Nucor Corporation, 10-01-12	$527,442

		$527,442

	Total Corporate Bonds (identified cost $11,713,497)	$11,750,783

	REPURCHASE AGREEMENT — 2.14% of Total Net Assets
260,000	State Street Bank & Trust Company investment in a repurchase agreement, purchased 04-29-11, .010%, maturing 05-02-11, maturity value $260,001 (a)	$260,000

	Total Repurchase Agreement (identified cost $260,000)	$260,000

	Total Portfolio — 98.81% of total net assets (identified cost 11,973,497) (b)	$12,010,783
	Other assets, less liabilities (1.19% of total net assets)	144,496

	Net assets applicable to outstanding shares	$12,155,279

	Notes:
	(a) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of April 30, 2011.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2011
(Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCK INVESTMENTS — 99.97% of Total Net Assets

	CHEMICALS — 5.65% of Total Net Assets
7,000	Air Products & Chemicals, Inc.	$668,640
10,000	Chemtura Corporation (a)	191,800
10,000	Mosaic Company	748,600

		$1,609,040

	COMPUTER SOFTWARE — 4.91% of Total Net Assets
18,000	Autodesk, Inc. (a)	$809,640
30,000	Symantec Corporation (a)	589,500

		$1,399,140

	CONSTRUCTION — 4.89% of Total Net Assets
10,000	Fluor Corporation	$699,400
40,000	Ryland Group, Inc.	692,400

		$1,391,800

	DATA PROCESSING — 4.75% of Total Net Assets
15,000	Agilent Technologies, Inc. (a)	$748,650
15,000	Hewlett-Packard Company	605,550

		$1,354,200

	ELECTRICAL & ELECTRONICS — 4.91% of Total Net Assets
30,000	Intel Corporation	$695,700
60,000	Sanmina SCI Corporation (a)	703,200

		$1,398,900

	ENTERTAINMENT & LEISURE — 9.46% of Total Net Assets
15,000	Disney (Walt) Company	$646,500
15,000	Viacom, Inc. Class A (a)	872,100
8,000	Wynn Resorts, Ltd. (a)	1,177,200

		$2,695,800

	FINANCIAL SERVICES — 10.84% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$579,200
50,000	Janus Capital Group, Inc.	608,500
25,000	Morgan Stanley	653,750
30,000	Schwab (Charles) Corporation	549,300
15,000	State Street Corporation	698,250

		$3,089,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2011
(Unaudited)

Number of Shares		Market Value

	MANUFACTURING — 10.69% of Total Net Assets
15,000	Harley-Davidson, Inc.	$558,900
15,000	Illinois Tool Works, Inc.	876,150
25,000	Mattel, Inc.	668,000
10,000	Parker-Hannifin Corporation	943,200

		$3,046,250

	NATURAL RESOURCES — 7.39% of Total Net Assets
20,000	Freeport-McMoRan Copper & Gold, Inc.	$1,100,600
15,000	Peabody Energy Corporation	1,002,300

		$2,102,900

	OIL & GAS — 5.67% of Total Net Assets
40,000	Frontier Oil Corporation	$1,117,600
70,000	Parker Drilling Company (a)	499,100

		$1,616,700

	PHARMACEUTICALS — 7.82% of Total Net Assets
10,000	Amgen, Inc. (a)	$568,500
15,000	Celgene Corporation (a)	883,200
20,000	Gilead Sciences, Inc. (a)	776,800

		$2,228,500

	RETAIL — 5.13% of Total Net Assets
10,000	Costco Wholesale Corporation	$809,200
15,000	Williams-Sonoma, Inc.	651,150

		$1,460,350

	TELECOMMUNICATIONS — 5.08% of Total Net Assets
20,000	Juniper Networks, Inc. (a)	$766,600
12,000	Qualcomm, Inc.	682,080

		$1,448,680

	TRANSPORTATION — 6.01% of Total Net Assets
10,000	FedEx Corporation	$956,700
13,000	Kansas City Southern (a)	755,430

		$1,712,130

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2011
(Unaudited)

Number of Shares		Market Value

	MISCELLANEOUS — 6.77% of Total Net Assets
8,000	Lockheed Martin Corporation	$634,000
15,000	Nucor Corporation	704,400
25,000	Temple-Inland, Inc.	588,250

		$1,926,650

	Total Portfolio — 99.97% of total net assets (identified cost $16,659,006) (b)	$28,480,040
	Other assets, less liabilities (.03% of total net assets)	9,922

	Net assets applicable to outstanding shares	$28,489,962

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
April 30, 2011
(Unaudited)

Valuation of investments
Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. If there is no trading in an investment on a business day, the investment will be valued at the mean between its bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver are valued at the closing spot price on the New York Commodity Exchange. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued at fair value by the Fund’s management pursuant to policies approved by the Fund’s Board of Directors.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
April 30, 2011
(Unaudited)

under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB Accounting Standards Codification 820, “Fair Value Measurements and Disclosures,” to require additional disclosures regarding fair value measurements. Pursuant to ASU 2010-06, disclosures regarding transfers into and out of Levels 1 and 2 are effective for reporting periods beginning after December 15, 2009 and for interim periods within those fiscal years, and other disclosures relating to purchases, sales, issuances and settlements on a gross basis relating to Level 3 measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the quarter ended April 30, 2011.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
April 30, 2011
(Unaudited)

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s assets:

	Level 1	Level 2	Level 3
	(Quoted Prices in	(Significant	(Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets)	Inputs)	Inputs)	Total

Permanent Portfolio
Gold assets	$2,571,543,024	$—	$—	$2,571,543,024
Silver assets	895,769,948	—	—	895,769,948
Swiss franc assets	664,190,460	663,450,822	—	1,327,641,282
Stocks of United States and foreign real estate and natural resource companies	1,986,467,000	—	—	1,986,467,000
Aggressive growth stock investments †	2,003,179,400	—	—	2,003,179,400
Dollar assets:
Corporate bonds	—	566,684,011	—	566,684,011
United States Treasury securities	3,834,685,140	—	—	3,834,685,140
Repurchase agreements	—	77,485,000	—	77,485,000

Total Portfolio	$11,955,834,972	$1,307,619,833	$—	$13,263,454,805

	90.14%	9.86%	—%	100.00%
Short-Term Treasury Portfolio
United States Treasury securities	$32,060,470	$—	$—	$32,060,470

Total Portfolio	$32,060,470	$—	$—	$32,060,470

	100.00%	—%	—%	100.00%
Versatile Bond Portfolio
Corporate bonds †	$—	$11,750,783	$—	$11,750,783
Repurchase agreements	—	260,000	—	260,000

Total Portfolio	$—	$12,010,783	$—	$12,010,783

	—%	100.00%	—%	100.00%
Aggressive Growth Portfolio
Aggressive growth stock investments †	$28,480,040	$—	$—	$28,480,040

Total Portfolio	$28,480,040	$—	$—	$28,480,040

	100.00%	—%	—%	100.00%

†	See the Schedules of Investments for the Permanent Portfolio and the Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedule of Investments for the Versatile Bond Portfolio for its industry classification of corporate bonds.

INVESTMENT ADVISER
Pacific Heights Asset Management, LLC
600 Montgomery Street
San Francisco, California 94111

CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, Wisconsin 53201
(for overnight delivery services,
615 East Michigan Street
Milwaukee, Wisconsin 53202)
(800) 341-8900

SHAREHOLDER SERVICES OFFICE
130 South Brune Street
Bartlett, Texas 76511
(254) 527-3102
(800) 531-5142 Nationwide
www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.

SCHEDULES OF INVESTMENTS
APRIL 30, 2011

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